Sales Revenues - Summary Of Breakdown Of Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Contract liabilities [abstract]
Contract liabilities	¥ 989,959	¥ 854,679